INVESTMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed Maturity Securities in a Loss Position
Fixed Maturity Available-for-sale Securities by Contractual Maturity
Due in one year or less, Amortized Cost	$ 1,884
Due after one year through five years, Amortized Cost	12,911
Due after five years through ten years, Amortized Cost	10,928
Due after ten years, Amortized Cost	5,585
Mortgage-backed, asset-backed and collateralized, Amortized Cost	24,564
Fixed Maturity Available for Sale Securities, Amortized Cost, Total	55,872
Due in one year or less, Fair Value	1,866
Due after one year through five years, Fair Value	12,302
Due after five years through ten years, Fair Value	10,253
Due after ten years, Fair Value	4,986
Mortgage-backed, asset-backed and collateralized, Fair Value	21,555
Fixed Maturity Available for Sale Securities, Fair Value, Total	50,962
Bonds available for sale
Fixed Maturity Available-for-sale Securities by Contractual Maturity
Due in one year or less, Amortized Cost	9,967
Due after one year through five years, Amortized Cost	58,207
Due after five years through ten years, Amortized Cost	70,031
Due after ten years, Amortized Cost	62,015
Mortgage-backed, asset-backed and collateralized, Amortized Cost	50,550
Fixed Maturity Available for Sale Securities, Amortized Cost, Total	250,770	220,669
Due in one year or less, Fair Value	10,101
Due after one year through five years, Fair Value	60,179
Due after five years through ten years, Fair Value	74,362
Due after ten years, Fair Value	69,487
Mortgage-backed, asset-backed and collateralized, Fair Value	49,852
Fixed Maturity Available for Sale Securities, Fair Value, Total	$ 263,981